Reverse Merger (Details Textual) (Arabella LLC [Member])	0 Months Ended	12 Months Ended
	Dec. 24, 2013	Dec. 31, 2013
Arabella LLC [Member]
Reverse Merger (Textuals)
Shares issued by parent company upon acquisition	312,500
Percentage of voting interest acquired by parent company	100.00%
Earnout shares issued by parent company	1,705,002
Description of earnout shares

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One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2014 shall have increased 100% from the proved reserves as of the closing date of the reverse merger if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $22 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $12.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set (as specified in the agreement and plan of merger).

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One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2015 shall have increased 66% from the proved reserves as of December 31, 2014 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $18 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $6.50 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.

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One third of the earnout shares will be awarded if the proved reserves of the Company as of December 31, 2016 shall have increased 33% from the proved reserves as of December 31, 2015 if (a) the finding and development cost per proved barrel of oil equivalent (“BOE”) of the increase in proved reserves is $14 or less and/or if the ratio of finding and development cost to BOE is superior (lower per BOE) or equal to 80% of the public peer set, and (b) the Company’s general and administrative cost per BOE of the increase in proved reserves is $5.00 or less and/or if the Company’s general and administrative cost per BOE of the increase is superior (lower per BOE) or equal to 80% of the public peer set.